GOODWILL - Allocation of net carrying amount of goodwill in significant CGU groups (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
GOODWILL
Goodwill	$ 2,714.0	$ 2,692.9
Telecommunications
GOODWILL
Goodwill	2,679.2	2,656.1
Other
GOODWILL
Goodwill	$ 34.8	$ 36.8